Advance to suppliers	12 Months Ended
Sep. 30, 2019
Advance to suppliers
Advance to suppliers

Note 6 — Advances to suppliers

Movement of advances to suppliers is as follows:

	September 30,	September 30,
	2019	2018

Beginning balance	$5,868,486	$4,112,915
Increased during the year	30,753,022	32,093,609
Less: utilized during the year	(22,366,650)	(30,209,196)
Exchange rate difference	(220,479)	(128,842)
Ending balance	$14,034,379	$5,868,486

Advances to suppliers represent prepayments made to ensure continuous high-quality supply and favorable purchase prices for premium quality. These advances are closely and directly related to the purchases of inventory used to fulfill sales orders. These advances are settled upon suppliers delivering dried mushrooms to the Company when the transfer of ownership of the products occurs.

On April 1, 2016, the Company entered into two separate framework supply agreements (“Framework Agreements”) with two co-operatives, Jingning Liannong Trading Co., Ltd (“JLT”) and Qingyuan Nongbang Mushroom Industry Co., Ltd (“QNMI”). These two Framework Agreements were renewed for another three years in April 2019 upon expiration. Jingning County and Qingyuan County where JLT and QNMI are located produce premium Shiitake and Mu Er. Many competitors of the Company and other large buyers go there to source their supplies. Family farms and co-operatives traditionally request advance payments to secure supplies. By making advance payments to these suppliers, the Company is also able to lock in a more favorable price for premium quality than would be available in the open market.

The Framework Agreements only provide general guidelines. Actual prices are negotiated and agreed upon in individual purchase orders, and are typically set at market prices based on the quality grade and quantities determined and agreed with the suppliers. Prices may vary based on market demand and crop condition etc. The Company can generally secure the premium quality raw material supplies at prices slightly higher than the typical market prices for average quality raw materials. The quality of supplies must meet standardized specifications of both the mushroom industry and standards set by the Company.

The Company advances certain initial payments based on its estimated purchase plan from these two suppliers and additional advances based on individual purchase orders placed. The Company pays advances for no other reason than to secure an adequate supply of dried mushrooms to meet its sales demands. The Company’s purchase orders require that the advances shall be refunded by suppliers if they fail to produce any dried mushrooms or fail to deliver supplies to the Company timely.

Advances to suppliers are carried at cost and evaluated for recoverability. The realizability evaluation process is similar to that of the lower of cost or net realizable value evaluation process for inventories. The Company periodically evaluates its advances for recoverability by monitoring suppliers’ ability to deliver a sufficient supply of mushrooms as well as current crop and market condition. This includes analyzing historical quantity and quality of production with monitoring of crop information provided by the Company’s field personnel related to weather or disaster or any other reason. If for any reason the Company believes that it will not receive supplies of the contracted volumes, the Company will assess its advances for any likelihood of recoverability and adjust advances on its financial statements at the lower of cost or estimated recoverable amounts. The advances are made primarily to JLT and QNMI, which are co-operatives formed by many family farms, with which the Company has had long-term relationships over the years. If any of these family farms fail to deliver supplies, the Company would expect to receive a refund of the advances through JLT/QNMI. The Company accrues for any allowance for possible loss on advances when there is doubt as to the collectability of the refund.

As of September 30, 2019, total advances made to these two suppliers amounted to $13,912,945, of which 44% has been utilized as of December 19, 2019. The Company continuously makes advances to its suppliers on a rolling basis, which typically represent 30% of the total amount of each purchase order. The Company may maintain its outstanding advance payments at a relatively high level going forward because the Company anticipates continuous large orders from its largest customer, China Forestry Group Corporation.